Share-Based and Other Deferred Compensation - Additional information (Detail)	1 Months Ended					3 Months Ended		9 Months Ended	12 Months Ended				38 Months Ended	123 Months Ended
	Feb. 28, 2017 shares	Nov. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2016 shares	Feb. 29, 2016 shares	Oct. 31, 2015 shares	Mar. 31, 2017 shares	Jun. 30, 2013 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2011 USD ($) shares	Feb. 15, 2020 USD ($) shares	Mar. 31, 2016 shares	Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense									$ 44,209,000	$ 36,755,000	$ 34,375,000
Adjustments to Additional Paid-In-Capital									16,242,000	12,833,000
Expense Related To Separation Benefits									6,820,000	6,766,000	5,671,000
Cash Payments Related To Separation Benefits									$ 3,622,000	3,805,000	3,415,000
Special Charges [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense Related To Separation Benefits										1,863,000	3,372,000
Cash Payments Related To Separation Benefits										487,000	238,000
Atalanta Sosnoff [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid-In-Capital										6,333,000
Atalanta Sosnoff [Member] | Special Charges [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Profits Interests Charge										$ 6,333,000
LP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited Partnership Units Convertible Conversion Ratio									1
2006 Stock Incentive Plan [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Authorized Under Plan | shares														20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized | shares							5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares										2,865,000
Two Thousand Sixteen Stock Incentive Plan [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized | shares								10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares								9,906,000	9,906,000
2006 and 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares									2,609,000
Shares Issued During Period (in shares) | shares									4,044,000
Shares Forfeited During Period (in shares) | shares									181,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement Compensation Expense									$ 35,258,000	$ 6,192,000	$ 5,700,000
Deferred Compensation Arrangement with Individual, Recorded Liability								$ 50,098,000	$ 50,098,000
Long Term Incentive Plan Performance period (in years)									4 years
Number Of Payment Installments									3
Class E LP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid-In-Capital									$ 5,821,000
Class H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class H Interests Performance Period (in years)									3 years
Minimum [Member] | Class G Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Management Basis EBIT Margin (as a percent)									12.00%
Minimum [Member] | Class H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Management Basis EBIT Margin (as a percent)									7.00%
Management Basis EBIT									$ 8,000,000
Maximum [Member] | Class G Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Management Basis EBIT Margin (as a percent)									16.00%
Maximum [Member] | Class H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Management Basis EBIT Margin (as a percent)									17.00%
Management Basis EBIT									$ 48,000,000
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued During Period (in shares) | shares		900,000
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares		$ 65.38
Compensation Expense Related to Service-based Award									$ 10,591,000
Retirement Notice Requirement									1 year
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		18.00%
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member] | March 2018 through 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		14.00%
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member] | March 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		26.00%
Restricted Stock Units (RSUs) [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares								61,000	61,000
Restricted Stock Units (RSUs) [Member] | 2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares										2,259,000	3,245,000
Shares Issued During Period (in shares) | shares										2,712,000	2,071,000
Shares Forfeited During Period (in shares) | shares										167,000	158,000
Compensation Expense Related to Service-based Award										$ 105,496,000	$ 90,597,000
Restricted Stock Units (RSUs) [Member] | 2006 Stock Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued During Period (in shares) | shares						2,500,000
Awards Vesting Period						4 years
Restricted Stock Units (RSUs) [Member] | 2006 and 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares									2,609,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								$ 233,420,000	$ 233,420,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									31 months
Shares Issued During Period (in shares) | shares									3,144,000
Shares Forfeited During Period (in shares) | shares									181,000
Compensation Expense Related to Service-based Award									$ 125,990,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | 2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares										$ 48.41	$ 46.59
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | 2006 and 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares									$ 44.30
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | 2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares										$ 58.47	$ 58.67
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | 2006 and 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares									$ 70.65
Class I-P Units [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retirement Notice Requirement		1 year
Grant of I-P Units | shares		400,000
Number of Tranches of Class I-P Units		2
Number of Class I-P Units in Each Tranche | shares		200,000
Number of Consecutive Trading Days Required for Class I-P Units to Exceed Thresholds		20 days
Grant of I-P Units, Fair Value of Award		$ 24,412,000
Compensation Expense Related to Class I-P Units									$ 544,000
Deferred Cash Compensation Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount								41,147,000	41,147,000			$ 9,153,000			$ 3,926,000
Deferred Compensation Arrangement Compensation Expense									14,936,000	$ 1,476,000	$ 3,683,000
Deferred Compensation Arrangement with Individual, Compensation Cost Not Yet Recognized								29,916,000	$ 29,916,000
Deferred Compensation, Vesting Period (in years)									4 years
Deferred Compensation Arrangement With Individual, Total Compensation Cost Not Yet Recognized Period For Recognition									38 months
Employee Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement Compensation Expense									$ 19,625,000	$ 14,564,000	$ 13,851,000
Deferred Compensation Arrangement with Individual, Recorded Liability								32,845,000	$ 32,845,000
Requisite Service Period (in years)									1 year
Maximum Contractual Term (in years)									5 years
Restricted Cash Award [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		35,000,000
Deferred Compensation Arrangement With Individual Cash Award Tranche One Vesting Amount		11,000,000
Deferred Compensation Arrangement With Individual Cash Award Tranche Two Vesting Amount		6,000,000
Awards Vesting Period									4 years
Retirement Notice Requirement									6 months
Deferred Compensation Arrangement Compensation Expense									$ 568,000
Restricted Cash Award [Member] | Minimum [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		8,750,000
Restricted Cash Award [Member] | Maximum [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		$ 35,000,000
Evercore ISI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Management Basis EBIT Margin (as a percent)									16.10%	15.20%
Management Basis EBIT									$ 39,634,000	$ 34,395,000
Evercore ISI [Member] | Class E LP Units [Member] | Acquisition Related [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares			224,000		233,000				389,000
Shares Issued During Period (in shares) | shares									4,000
Shares Forfeited During Period (in shares) | shares									5,000
Evercore ISI [Member] | Class G Interests [Member] | Acquisition Related [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares				371,000					364,000
Shares Issued During Period (in shares) | shares									6,000
Shares Forfeited During Period (in shares) | shares									6,000
Evercore ISI [Member] | Class G Interests [Member] | Acquisition Related [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares	368,000
Evercore ISI [Member] | Class H Interests [Member] | Acquisition Related [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Vested During Period (in shares) | shares									37,000
Shares Issued During Period (in shares) | shares									33,000
Shares Forfeited During Period (in shares) | shares									33,000
Evercore ISI [Member] | Vested LP Units [Member] | Class E LP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											710,000
Evercore ISI [Member] | Vested LP Units [Member] | Class G Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											538,000
Evercore ISI [Member] | Vested LP Units [Member] | Class H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											2,044,000
Evercore ISI [Member] | Unvested LP Units [Member] | Class E LP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											710,000
Evercore ISI [Member] | Unvested LP Units [Member] | Class G Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											540,000
Evercore ISI [Member] | Unvested LP Units [Member] | Class H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of LP Units (in units) | shares											2,051,000
Acquisition Related [Member] | Evercore ISI [Member] | Class E LP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Related to Acquisition Related Awards									$ 21,077,000	21,425,000	$ 3,399,000
Acquisition Related [Member] | Evercore ISI [Member] | Class G And H Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Related to Acquisition Related Awards									59,357,000	61,111,000	0
Additional Compensation Expense Related To Acquisition Related Awards If Maximum Thresholds Were Probable									34,969,000
Life To Date Accrued Compensation Expense Related To Acquisition Related Awards								86,984,000	86,984,000
Acquisition Related [Member] | Evercore ISI [Member] | Class G And H Interests [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interests That Would Vest Related To Acquisition Related Awards Based On Current Performance | shares													3,610,000
Remaining Compensation Expense Related To Acquisition Related Awards If Maximum Thresholds Were Probable													$ 110,457,000
Interests That Would Vest Related To Acquisition Related Awards If Maximum Thresholds Were Probable | shares													4,939,000
Acquisition Related [Member] | Evercore ISI [Member] | Unvested Acquisition Related Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								$ 162,379,000	$ 162,379,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									26 months
Acquisition Related [Member] | Lexicon [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Related to Acquisition Related Awards										1,237,000	5,255,000
Compensation Expense Related to Deferred Cash Consideration										$ 301,000	$ 1,626,000
Acquisition Related [Member] | Lexicon [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares												1,883,000